Main Regulations and Other	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Main Regulations and Other
35.	MAIN REGULATIONS AND OTHER
The main regulatory framework under which the Group carries on its business activities is outlined below. However, the purpose of this section is not to provide an exhaustive description of all the regulations governing the Group’s business.
35.a) Regulations applicable to the hydrocarbon industry
35.a.1) Hydrocarbons Law
Law No. 17,319 was enacted on June 23, 1967, and along its effective term, it received numerous amendments, the last one being introduced in 2014 by Law No. 27,007 (the “Hydrocarbons Law”).
The Hydrocarbons Law lays down the principles governing the exploration, exploitation, industrialization, transportation and commercialization of hydrocarbon resources in Argentina. The most relevant aspects of this Law are as follows:
- Liquid and gaseous hydrocarbon reservoirs located in Argentine territory and its continental shelf belong to the Argentine Government or the Provinces, depending on their territorial location. Activities related to hydrocarbon exploration, exploitation, industrialization, transportation and commercialization shall be undertaken by state-owned, private or mixed ownership companies, under the provisions of the Hydrocarbons Law and the regulations issued by the PEN. Besides, these companies shall be registered with the Registry of Oil Companies created under SE Resolution No. 407/2007, under which a technical and financial analysis of those companies is conducted on an annual basis. Companies not so registered are not authorized to undertake activities in oilfields located in argentine territory.
- The terms for exploration permits are set at each call for bids by the enforcement authority, according to the exploration objective (conventional or unconventional). Thus, (a) for conventional exploration concessions, the term is divided into 2 periods of up to 3 years each, plus an optional extension of up to 5 years; (b) for unconventional exploration, the term is divided into 2 periods of up to 4 years each, plus an optional extension of up to 5 years, i.e., they are granted for a maximum term of 13 years; and (c) for exploration in the continental shelf and territorial waters, the term is divided into 2 periods of 3 years each, which may be extended for 1 year each.
The terms for exploitation concessions, which shall run from the date the concession is awarded under the respective regulation, shall be as follows: (a) conventional exploitation concession: 25 years; (b) unconventional exploitation concession: 35 years; and (c) exploitation concession in the continental shelf and territorial waters: 30 years. Besides, at least one year prior to the expiration of the concession, the holder of the exploitation concession may request an unlimited number of concession extensions, each for a term of 10 years.
- Holders of exploitation concessions may constitute a transportation concession to evacuate their production. Thus, the term for transportation concessions originating from a conventional exploitation concession shall be 25 years, and those originating from an unconventional exploitation concession 35 years, plus the awarded extension terms.
- Holders of an exploration permit and exploitation concession shall pay: (a) annually in advance, a fee per each square kilometer or fraction, according to the scale specified by the PEN; and (b) a percentage between 12% and 18% of wellhead production of the liquid hydrocarbons extracted by way of royalty, allowing the national or provincial Executive Branch, as appropriate, and as grantors of such concessions, to reduce this rate to five percent (5%) considering the productivity, conditions and location of the wells. In addition, they are subject to federal, provincial and municipal taxes, customs duties on imports and exports, and, during the effective term of the respective permit, to the tax regime established under the Hydrocarbons Law.
- Default on the obligations arising under permits and concessions may cause the expiration of the terms, or the imposition of fines by the enforcement authority, as specified in the Hydrocarbons Law.
Also, title to hydrocarbon resources was transferred by the Argentine Government to the Provinces under the following laws and decisions which amended the Hydrocarbons Law:
- In 1992, Law No. 24,145 approved the transfer of hydrocarbon reserves to the Provinces where they are located.
- In 1994, the Argentine Constitution was amended. Under this amendment, the Provinces were granted the primary control of natural resources within their territories.
- In 2003, under PEN Decree No. 546/2003, the right to award exploration permits and/or exploitation and transportation concessions in certain locations designated as transfer areas, as well as in other areas designated by competent provincial authorities, was transferred to the Provinces.
- In 2007, Law No. 26,197 recognized that hydrocarbon reservoirs, in compliance with section 124 of the Argentine Constitution (including reservoirs for which concessions were awarded prior to 1994) were owned by the Provinces, and granted them right to administer such reservoirs.
35.a.2) YPF Privatization Law
In 1992, Law No. 24,145 (the “Privatization Law”) privatized Yacimientos Petrolíferos Fiscales Sociedad del Estado, YPF’s predecessor company, and decided the transfer of hydrocarbon fields from the Argentine Government to the Provinces, subject to the existing rights of the holders of exploration permits and exploitation concessions. Under the Privatization Law, the Company was awarded exploration permits and exploitation concessions which are the original titles to numerous concessions that are currently operated by YPF.
35.a.3) Hydrocarbon Unconventional Exploitation Concessions (“CENCH”, by its acronym in Spanish) in the Province of Neuquén.
On December 16, 2021, Provincial Decree No. 2,183/21 was published, whereby the Province of Neuquén approved Resolution No. 53/2020, as amended by Resolution No. 142/2021, which regulate the award of CENCH in the province.
The aforementioned Resolutions: (i) established the parameters applicable to the pilot plan to be submitted in order to apply for the CENCH and the technical criteria to define the territorial area of the CENCH; (ii) created the Area Extension Bonus for the area exceeding the pilot plan area; (iii) required the presentation of an annual update of a Continuous Development Plan during the mass production stage, and (iv) specified that commitments undertaken for the year following each presentation and update of the Continuous Development Plan should be firm commitments.
35.b) Regulations applicable to the Downstream segment
35.b.1) Regulation related to Liquid hydrocarbon exports
Exports of crude oil, gasoline and diesel, among other goods, are subject to the registration provided for under Decree No. 645/2002 and Resolution No. E-241/2017 issued by the MINEM, as amended by SSHyC Resolution No. 329/2019.
In order to obtain an export permit, companies interested in exporting these products should enter export transactions in a register and ensure they have given the possibility of acquiring the products to interested potential domestic market agents.
35.b.2) Refined products
Resolution No. 5/2016 issued by the former SRH, which replaced Annex II to Resolution No. 1,283/2006, established new specifications for diesel grades 2 and 3 and gasoline, including changes in the content of lead, manganese, oxygen and ethanol, and, more significantly, in relation to sulphur, demanding oil companies to implement a plan to reduce sulphur limits to 50 mg/kg for gasoline grade 2, to 10 mg/kg for gasoline grade 3 and up to 350 mg/kg for diesel grade 2. In order to meet the new specifications, oil companies had to submit to the enforcement authority a detailed schedule of the investment program for the following year.
However, by SE Resolution No. 576/2019, which modified former SRH Resolution No. 5/2016, new specifications were established for gasoline grade 3 and diesel grade 2, and the deadline to meet these new requirements was extended since January 1, 2024. Therefore, the Company is currently reviewing its investment and work execution programs in compliance with this latter Resolution.
35.c) Regulations applicable to the Gas and Power segment
35.c.1) Transportation, distribution and commercialization of natural gas
Law No. 24,076 (the “Gas Law”), which was enacted in 1992, together with its Regulatory Decree No. 1,738/1992, regulate natural gas public transportation and distribution services. The Gas Law also created the ENARGAS to administer and enforce the legal framework adopted for the transportation, distribution and commercialization of natural gas.
Natural gas transmission and distribution systems are divided into 2 main gas pipelines, the Northern and Southern systems, operated by transportation companies and 9 regional distribution companies. These systems operate under the open access principle, whereby natural gas suppliers have access to the available capacity without discrimination. Besides, under the Gas Law, transportation companies are not allowed to buy or sell natural gas (with certain exceptions) and certain forms of cross-ownership among producers, transporters, distributors and sellers is forbidden.
The domestic wholesale demand of natural gas is divided into 4 segments: (i) priority demand supplied by distribution companies (residential demand and other non-industrial users, hereafter the “Distribution”); (ii) thermoelectric generation; (iii) industrial demand; and (iv) compressed natural gas (“CNG”).
Regarding commercialization, the Gas Law provides that prices shall result from the free interaction of supply and demand, and established the right to transfer the acquisition cost of natural gas to users of the distribution system.
However, regulations applicable to natural gas commercialization were affected by the declaration of public emergency under Law No. 25,561 enacted on January 6, 2002 (the “Public Emergency Law” of 2002), the financial crisis of 2001, the end of the convertibility regime and the freezing of transportation and distribution tariffs. Thus, a series of provisional decisions modified the pricing system and the volumes tendered, among which the following stand out: regulations seeking to establish agreements between producers and the SE to ensure offer volumes and an interim process for price reconversion; rules regulating natural gas dispatch which granted powers to redirect injected gas and other mechanisms to ensure the supply of the priority demand (Distribution segment).
In 2017, after the Public Emergency Law of 2002 ceased to be effective, a transition process began for the supply of the Distribution segment, which comprised: calling upon producers and IEASA (formerly ENARSA) to reach an agreement on the basic conditions (“Framework Agreement”) for the supply of natural gas effective from January 1, 2018 to December 31, 2019; establishing a mechanism for competitive bidding for the term April 2019-March 2020 and the subsequent renewal (instructed by the SE) of the contracts resulting from the bidding process until the expiration of the term established in section 5 of Law No. 27,541 (the Solidarity Law declaring the public emergency of the energy sector).
Today, from January 1, 2021, since the approval of the GasAr Plan by Decree No. 892/2020 (see Note 35.d.1)), the demand from the Distribution segment and most of the demand from the thermoelectric generation segment are duly supplied, and therefore, the prices received by producers supplying these segments are established through the bidding process provided for thereunder.
The sale of natural gas to the thermoelectric generation segment is also regulated by former SE Resolution No. 95/2013, section 8, whose effectiveness was reestablished by Resolution No. 12/2019 issued by Ministry of Productive Development, under which CAMMESA has provisionally been assigned the role to acquire and supply fuel without cost to generators which do not have natural gas supply contracts currently in force.
Besides, sales to the industrial sector, as well as to the CNG sector (recently modified by Decree No.892/2020 and SE Resolution No. 447/2020) are based on the free negotiation between producers or sellers and clients.
Decree No. 1,053/2018
Following the expiration of the Public Emergency Law of 2002 in December 2017, and a few months after the implementation of the transition scheme, which included the agreement on the basic conditions for the supply of the Distribution segment, the performance of the contracts executed under the mentioned agreement was affected by a sharp devaluation of the Argentine Peso in 2018 and by the decision of distributors to pay a natural gas price based on the exchange rate implicit in the tariff scheme approved for the 2018 winter period (lower than the price established under the Framework Agreement and the individual contracts). This triggered a renegotiation process of individual agreements with prices in dollars, which resulted in a reduction in the price of gas applicable to the October-December 2018 term, with no agreement being reached regarding the exchange rate differences to be contemplated.
On November 16, 2018, Decree No. 1,053/2018 was published, whereby the Argentine Government decided to take over, with respect to distributors and producers who had adhered to the scheme, the payment of the accumulated daily differences on a monthly basis between the price of gas purchased by distributors and the price of natural gas included in the tariff schemes effective from April 1, 2018 to March 31, 2019, in 30 consecutive monthly installments beginning on October 1, 2019.
Besides, this Decree established that since April 1, 2019, contracts between natural gas producers and distributors shall provide that the higher cost due to exchange rate variations during each seasonal period shall never be transferred to natural gas full-service users.
On October 25, 2019, YPF adhered to the regime established under such Decree, under which the Argentine Government has only paid the first installment, the remaining ones being outstanding as of the date of these annual consolidated financial statements.
On December 14, 2020, Law No 27,591 was published, approving the budget for fiscal year 2021, and overruling Decree No. 1,053/2018.
As of the date of these consolidated financial statements, the Company filed a preliminary administrative claim with the Ministry of Finance for the payment of the second, third, fourth and fifth installments under the regime plus interest.
35.c.2) Exports of natural gas and LNG
Natural gas
Under the Gas Law and its Regulatory Decree, natural gas exports shall be authorized by the PEN, to the extent domestic supply is not affected, and a natural gas export regime was established, which includes firm and interruptible authorizations. During the Public Emergency Period of 2002, Argentine authorities adopted several measures restricting natural gas exports from Argentina.
Besides, since 2016, the natural gas export regime was modified by numerous successive regulations whose final purpose was to safeguard domestic market supply restricting natural gas exports.
Specifically, under former MEyMN Resolution No. 104/2018 and former SGE Resolution No. 9/2018, the “Procedure to Obtain Natural Gas Export Licenses” was established, providing that in order to obtain an export license, the domestic market supply should be secured. This Procedure was later overruled on June 26, 2019 by SGE Resolution No. 417/2019.
At present, natural gas exports are subject to SE Regulation No. 360/2021, which specifies the terms and conditions of the process to award licenses for the export of natural through pipelines, its liquefaction in the country and its subsequent export as LNG.
Specifically, this process contemplates the preference granted under GasAr Plan (see Note 35.d.1)) to export licensees, which shall enjoy preferential firm export conditions for up to a total volume of 11 Mm3 per day, exclusively in the non-winter period.
LNG
On July 27, 2021, SE Resolution No. 706/2021 was published, which created a registry of LNG operators and regulated export activities. In order to obtain an export permit, LNG exporters are required to register in the respective category and ensure they have offered the possibility to acquire such product to potential domestic market agents which might be interested. Besides, as a requirement to export, they should not have breached any of the obligations established under the Resolution or be delayed in the payment of any fines imposed in relation to such obligations.
The Resolution mentioned above also establishes that the enforcement authority may issue firm LNG export permits for a term of up to 20 years, having previously evaluated that the domestic supply of natural gas would not be affected considering the characteristics of the project and the possible impact on natural gas transportation capacity, at any stage of the production process. This permit may not be subsequently revoked or interrupted to ensure domestic market supply.
35.c.3) Regulatory requirements applicable to natural gas distribution
The Group participates in natural gas distribution through its subsidiary Metrogas.
The natural gas distribution system is regulated by the Gas Law, which together with its Regulatory Decree, other regulatory decrees, the Bidding Terms and Conditions (Pliego), the Transfer Agreement and the License lay down the legal framework for Metrogas’ activities.
The Distribution License, the Transfer Agreement and the regulations issued under the Gas Law establish certain requirements regarding the quality of service, capital investments, restrictions for the transfer and encumbrance of assets, cross-ownership restrictions among producers, transporters and distributors, and the transfer of Metrogas’ shares.
Gas distribution tariffs were established in the Distribution License and are regulated by the ENARGAS.
Distribution License
The Distribution License authorizes Metrogas to provide the public distribution service of natural gas for a term of

35
years, renewable upon expiration, on December 28, 2027, for an additional term of 10 years pursuant to the Gas Law based on ENARGAS’ recommendation to the PEN regarding the substantial performance of all its obligations, and the performance of Metrogas in the preceding term.
Upon the expiration of the 35 or 45-year period, as appropriate, the Gas Law requires a new competitive bidding for such License, in which, if Metrogas has performed its obligations, it will have the option to equal the best bid submitted to the PEN by a third party.
Generally, upon the termination of a Distribution License for term expiration, Metrogas will be entitled to a consideration equal to the value of the designated assets or to the amount paid by the successful bidder in a new call for tenders, whichever is lower.
Metrogas has various obligations under the Gas Law, including the obligation to comply with all reasonable service requests within its service area, unless it were uneconomic for the provider, and to operate and maintain its facilities in a safe manner, which may require certain investments to replace or improve the facilities, as established in the Distribution License.
Besides, the Distribution License specifies other obligations of Metrogas, including the provision of a distribution service, maintaining an uninterruptible service, operating the system in a prudent manner, maintaining the distribution network, making the mandatory investments, keeping certain accounting records and providing certain regular reports to the ENARGAS.
The Distribution License may be revoked by the Argentine Government, upon recommendation of the ENARGAS, among other reasons, for serious and repeated failure by Metrogas to meet its obligations and/or total or partial interruptions (attributable to Metrogas) in the uninterruptible service outside the periods stipulated in the License; for the sale, disposition, transfer and encumbrance of Metrogas core assets (except for encumbrance used to finance extensions and improvements in the gas pipeline system) and in the event of bankruptcy, dissolution or liquidation of Metrogas.
Besides, the distribution License provides that Metrogas will not take over its parent company’s debts or grant credits or encumber assets to secure debts or award any other benefit to its parent company’s creditors.
Tariff schemes and tariff renegotiations
With the enactment of the Under Public Emergency Law of 2002, the legal framework in force applicable to license contracts of public utility companies was affected. This Law provided for the conversion into Pesos of tariffs established in convertible dollars at the exchange rate established under Convertibility Law No. 23,928, the prohibition to adjust tariffs based on any foreign index, including the “U.S. PPI” established under the regulatory framework, and the process for renegotiating the public service contracts awarded by the PEN (including Metrogas Distribution License). The expiration of the Public Emergency Law of 2002 was extended successively until December 31, 2017, together with the terms for renegotiation of licenses and public service concessions.
Under the renegotiation process, on March 30, 2017, Metrogas executed a Memorandum of Agreement with the former MINEM and the Ministry of Finance for the Adjustment of the Natural Gas Distribution License (the “Comprehensive Memorandum of Agreement”), which set out the conditions to adjust the Distribution License and a series of guidelines for the RTI, which included the introduction of non-automatic mechanisms for semi-annual adjustment of the distribution tariff between 5-year tariff reviews (considering variations in prices and service costs). The Integral Tariff Review, ratified by Decree No. 252/2018, comprises the contractual period from January 6, 2002 to the termination of the Distribution License.
Notwithstanding the variables contemplated for the RTIs and tariff adjustment established thereunder, in 2019 the Argentine Government implemented several measures which signifcantly modified the economic and financial equation provided for in the RTIs and in the mandatory investment plans submitted by distribution licensees, which caused a damage to Metrogas. Among the measures generating the most significant changes, thus causing lower revenues stand out, mainly for the deferral of the semi-annual tariff adjustment and higher costs related to the calculation of the UNG.
In consideration of the above, on October 11, 2019 Metrogas filed an administrative claim with the ENARGAS, requesting the review and adjustment of its mandatory investment plan as well as an economic compensation to restore the economic and financial balance, together with the reconsideration of certain regulatory measures. This claim was later updated due to the continuous impact of the Solidarity Law and the new measures adopted in 2020, which are described below.
On December 23, 2019, the Solidarity Law was publised, declaring a state of public emergency in terms of economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and suspending the adjustment of tariff schemes for power and natural gas distribution and transportation under federal jurisdicition, until the entry into force of the new provisonal tariff schemes (Decree No. 1,020/2020). In additon, it delegated to the PEN the power to begin extraordinary reviews of current RTIs and authorized the PEN to administratively intervene the ENARGAS for a term of 1 year, which was formalized by Decree No. 278/2020. The 1-year term was then extended by Decree No. 1,020/2020 until December 31, 2021 or until completion of the RTI.
On December 17, 2020, Decree No. 1,020/2020 was published, ordering the commencement of the RTI for providers of power and natural gas public distribution and transportation services under federal jurisdiction, establishing a maximum negotiation term of 2 years, and providing for the elaboration of a RTT until completion of the RTI.
On June 2, 2021, ENARGAS Resolution No. 151/2021 was published, which approved the Provisonal Tariff Schemes, as part of the RTT, applicable to Metrogas, which was in force as of February 28, 2022.
On December 27, 2021, ENARGAS Resolution No. 518/2021 was published, calling a Public Hearing for the purpose of considering the provisional Adjustment of tariffs for natural gas distribution through networks (Decree No. 1,020/2020), and instructed licensees of natural gas public distribution services to submit their proposed transitory tariff schemes and supporting information for citizens to be aware of the proposed contents for the provisional adjustment of tariffs under the RTT.
On February 23, 2022, ENARGAS Resolution No. 69/2022 was published, which approved (i) the Provisional Tariff Schemes, as part of the RTT, applicable to Metrogas, which was in force as of March 1, 2022, and (ii) the Chart of Rates and Charges for Additional Transition
Services.
Procedure for the compensation of the lower revenues received by Distributors from their users for benefits and / or bonuses and for higher costs of unaccounted natural gas
MINEM Resolution No. 508-E/2017 established the procedure to compensate the lower revenues received by natural gas distribution licensees from users, as a result of the application of benefits to users under the regulations in force in terms of the social tariff and discounts for lower consumption, and the higher costs of UNG compared to those established for their recognition in tariffs, applicable from January 1, 2018. However, on December 7, 2018, the ENARGAS notified the SGE certain observations claiming that the SGE did not recognize the adjustment regarding UNG and determined that all amounts received from January 2018 to November 2018, which until such date were of a provisional nature, should be set off with the amounts owed by the SGE to Metrogas. Besides, the adjustments of actual values established under such procedure for the same period, and the excess in costs incurred from December 2018 to September 2019 were not recognized either.
This procedure complies with section 20.2 of the Standard License approved by Decree No. 2.255/1992, which provides that distributors have the right to compensation for the lower revenues caused by those measures in order to maintain the payment chain related to the operation and maintenance of the natural gas public distribution service through networks, including the payment of invoices for the purchase of natural gas and to ensure the continuity in the provision of the said public service.
Note from ENARGAS related to YPF’s interest in Metrogas
The Company received from Metrogas a copy of the Note received by the latter from ENARGAS, requesting it to adjust Metrogas’ equity structure in compliance with deadline provided for in the Public Emergency Law of 2002 and in compliance with section 34 of the Gas Law. In this regard, it should be noted that YPF indirectly acquired a 70% interest in Metrogas in a transaction that was approved by ENARGAS Resolution No. I/2,566 dated April 19, 2013; and, following the merger with YPF Inversora Energética S.A. and Gas Argentino S.A. holds 70% of Metrogas shares.
On March 30, 2017, YPF filed an appeal for reconsideration requesting that the ENARGAS Note be revoked and a new decision be rendered setting a reasonable timeframe consistent with the current gas market situation, in order to comply with section 34 of the Gas Law.
On June 15, 2017, YPF submitted to the ENARGAS a tentative schedule for the process of adjusting its interest in Metrogas, which was extended in detail on July 3, 2017. Such presentation does not imply the waiver of the aforementioned appeal.
On April 5, 2018, ENARGAS rejected the reconsideration appeal filed by YPF on March 30, 2017 by ENARGAS Resolution No. 313/2018. On October 8, 2018, YPF filed an appeal for the SGE to decide on the issue. As of the date of these consolidated financial statements, the appeal has not yet been decided.
35.c.4) Regulatory framework associated with the LPG industry
Law No. 26,020, enacted in 2005 (the “LPG Law”) lays down the regulatory framework for the LPG industry, covering all activities related to the production, fractionation, bottling, transportation, storage, distribution and sale of LPG, declaring them of public interest. It also establishes the free import of LPG, regardless of the restrictions or other measures established by the PEN where the product is subject to subsidies in the country of origin, and the free export of LPG once the supply of the domestic demand is ensured.
Under the LPG Law, which provides for the creation of a trust fund to finance botted LPG consumption for low income consumers having no access to the distribution of natural gas through networks, the Argentine Government launched serveral programs stimulating the supply of the domestic market (see Note 35.d.2).
35.c.5) Regulatory framework associated with electric power generation.
The Group generates electric power through YPF EE and CT
Barragán.
The basic regulatory framework for Argentina’s electricity sector is laid down under Law No. 15,336 of 1960, as amended by Law No. 24,065 of 1991, and regulated by Decrees No. 1,398/1992 and 186/1995 (collectively the “Regulatory Framework”). This Regulatory Framework is supplemented by SE regulations regarding generation and commercialization of electric power, including former SEE Resolution No. 61/1992 “Procedures for operations scheduling, load dispatch and price calculation”. Also, in terms of generation of electric power from renewable sources, the regulatory framework is supplemented with specific regulations issued to promote their development (see “Renewable Energies” section).
Law No. 24,065 implemented the privatization of state-owned companies in the electric power sector and divided the industry vertically into four categories: generation, transmission, distribution and demand. Also, the law organized the WEM (see “WEM” section), where generators of electric power are one of its players.
Under Law No. 24,065, the generation of electric power is defined as an activity of public interest developed in a competitive market. Generators of electric power from a thermal source (that is, generation fired by natural gas, petroleum liquids, such as diesel and fuel oil, or coal), and from a renewable non-hydraulic source, do not require any concession from the State to operate. However, transmission and distribution activities are regulated as public services and hence are subject to concessions granted by the Argentine Government.
In turn, the Provinces can regulate the electrical systems within their relevant territories, the Provinces being their enforcement authority. However, if a participant of the provincial electrical sector should connect to the Argentine Electricity Grid (“SADI”, by its acronym in Spanish), it must also meet federal regulations.
Argentina’s Electricity Regulator (“ENRE”, by its acronym in Spanish) is the agency regulating, auditing and controlling the electric power industry.
CAMMESA
CAMMESA is responsible for SADI’s National Dispatch of Loads. CAMMESA’s main function is the technical and administrative coordination of electric power supply and demand within a real-time operation system, which includes determining the production schedule of all generation plants of the system in order to balance production with demand. CAMMESA also collects payments from all WEM agents and purchases and provides natural gas to generators, pursuant to the provisions of former SE Resolution No. 95/2013, section 8, as amended by Resolution No. 12/2019 issued by the Ministry of Productive Development.
WEM
The WEM is composed of a term market, with contracts for quantities, prices and conditions freely agreed between sellers and buyers; a spot market where prices are established on an hourly basis according to the economic cost of production, represented by the short-term marginal cost as measured at the system load centre (market node), and a quarterly stabilization system for spot market prices, intended for distributor purchases.
Price of electricity dispatch and spot market
In order to meet energy demand, CAMMESA prioritizes energy units with the lowest variable cost of production, progressively moving towards units with the highest variable costs of production, until the entire demand is covered. Thus, CAMMESA must define an optimum market price taking into account the typical hourly demand curves and the existing limitations of the system. This procedure must be used to project future SAID and WEM requirements. However, gaps between projections and prevailing market conditions generate differences between distributors’ energy purchases at seasonal prices and payments to generators for sales of energy at spot prices.
Since the enactment of the Public Emergency Law of 2002 and the emergency of the electricity sector through Decree No. 134/2015, a series of temporary provisions modified the original pricing system. Among the main regulations published, the resolutions related to the following stand out: management and dispatch of fuels, calls for tenders for the provision of additional thermal generation and associated electric power production capacity, subject to special remuneration mechanisms, formalizing commitments through contracts between generators and CAMMESA; calls for tenders to incorporate new efficient electric energy generation through the closing of open cycles and Co-Generation; and resolutions implementing new provisional remuneration mechanisms for the generation sector of power energy.
SE Resolution No. 31/2020 is currently in force, as restated by SE Resolution No 440/2021, which amended the remuneration regime of non-contractualized electric power generation. This new remuneration regime was applied to transactions starting in February 2020. Through such Resolution, all prices (fixed in Dollars since the publication of former SEE Resolution 19/2017) were converted into Argentine pesos, and a monthly adjustment mechanism was created based on the variation of the CPI and IWPI indexes published by the INDEC. This adjustment was then suspended, from March 8, 2020, and indefinitely, on account of the economic situation deriving from the pandemic of COVID-19.
As regards the remuneration regime of authorized thermal generators, it was provided that their remuneration would be composed of a payment for the monthly available power, a payment for generated power and another for operated power, plus another payment for energy generated in hours of maximum thermal requirement.
On May 21, 2021, SE Resolution No. 440/2021 was published in the BO, whereby the remuneration set in SE Resolution No. 31/2020 was increased by 29%, effective for transactions corresponding to February 2021.
Renewable energies
In recent years, Argentina issued regulations in order to regulate and incorporate renewable energies into the WEM and to promote their development through incentives in the form of tax benefits and preferential or subsidized tariffs. Thus, in 2006, Law No. 26,190 was enacted, which established a National Promotion Regime for the use of renewable energy sources, subsequently amended in 2015, by Law No. 27,191. These regulations, among other issues, set targets for the consumption of renewable energies for all electricity consumers, and specifically, for large users in terms of the minimum percentage of electricity from renewable energies they are required to consume, and establish tax benefits for eligible projects.
Among the main regulations aimed at encouraging the use of renewable energy, the following stand out:
- Former MEyM Resolution No. 281-E/2017, approving the Renewable Energy Term Market (“MATER”), which allows large users to meet their consumption quotas of electric power from renewable sources through: (a) the joint purchase system (through CAMMESA); (b) the signing of private Power Supply Agreements (“CAE”, by its acronym in Spanish); or (c) the development of a self-generation or co-generation project. As a general principle, the CAEs signed on the MATER (outside the joint purchase system) may be freely negotiated between the parties.
- The RenovAr Program (Rounds 1, 1.5, 2 and 3) established under former MEyM Resolutions No. 136/2016, 252/2016, 275/2017, and former SGE Resolution No. 100/2018, which feature calls for bids for contracting electric power from renewable energies on the WEM, in compliance with their respective bidding terms and conditions.
35.d) Incentive programs for hydrocarbon production
35.d.1) Incentive programs for natural gas production
With the purpose of increasing production and the offer of natural gas in the domestic market, considering the country’s energy trade balance deficit, the Argentine Government implemented several programs to stimulate natural gas production.
Stimulus Program for Investments in Natural Gas Production Developments from Unconventional Reservoirs (“Resolution 46 Program”).
By MINEM Resolution No. 46-E/2017 Resolution 46 Program was created with the purpose of encouraging investments in the production of natural gas from unconventional reservoirs in the Neuquina Basin until December 31, 2021.
This
Resolution established a compensation equal to the amount resulting from deducting from the effective sales price obtained from sales to the domestic market, including conventional and unconve ntional
gas, the minimum sales price of 7.50 US$/MBTU for 2018
, 7.00 US$/MBTU for 2019
, 6.50 US$/MBTU for 2020
and 6.00 US$/MBTU for 2021
, multiplied by the production volumes of unconventional gas. Compensations under Resolution 46
Program would be paid as follows: 88% by producing companies and 12% by the Province where the concession area included in the Program is located.
The Company was admitted to the Resolution 46 Program for its interest in Aguada Pichana Este, Aguada Pichana Oeste
- Aguada de Castro, Estación Fernández Oro and La Ribera I and II concessions. However, on December 2, 2020, the Company requested its removal from Resolution 46 Program with respect to La Ribera I and II and Estación Fernández Oro concessions from January 1, 2020.
Under the Resolution 46 Program, the Company filed administrative objections to several payment Resolutions (see Note 33).
Plan for the Promotion of Argentine Natural Gas Production – Supply and Demand Scheme 2020-2024 (“GasAr Plan”)
On November 16, 2020, Decree No. 892/2020 was published, which approved the GasAr Plan, mainly aimed at: encouraging investments in natural gas production to meet demand requirements with domestic production; generating long-term certainty in the production and distribution sectors; ensuring the supply of the priority demand and the thermoelectric generation segment; and establishing a transparent, open and competetitve system for the formation of natural gas prices.
The GasAr Plan, initially effective for a 4-year term, will be implemented through the execution of individual contracts between gas producers, distributors and sub-distributors (to satisfy the priority demand) and CAMMESA (to satisfy the thermoelectric generation demand). The GasAr Plan provides that individual contracts shall be negotiated through an auction or bidding process for a total base volume of 70,000,000 m3/d for the 365 days of each calendar year of the plan term, ensuring demand aggregation mechanims allowing to meet natural gas requirements of the priority demand and power plants, plus exports in the non-winter period. Besides, it established that the Argentine Government may decide to undertake the monthly payment of the portion of natural gas prices at the PIST in order to mitigate the impact of the cost of natural gas to be transferred to users. Thus, the Argentine Government shall pay each producer a compensation equal to the difference between the price billed to distributors and/or sub-distributors and the seasonal price tendered, as appropriate.
Besides, participating producers shall undertake to reach a production curve per basin that ensures the maintainance and/or increase of current production levels, according to bids presented. If the curve is not achieved, reductions proportional to the tendered price may be applied, including the eventual removal of the producer from the GasAr Plan. Also, penalties may be imposed if the investment commitment undertaken or the commitment to increase Argentine value added (obligation imposed under the GasAr Plan to producers) is not complied with.
On November 24, 2020 SE Resolution No. 317/2020 was published, calling a Public Tender for the effective award of the total base volume provided for under the GasAr Plan and an additional volume for each of the winter periods 2021 to 2024, included.
On December 16, 2020, SE Resolution No. 391/2020 was published (supplemented by SE Resolution No. 447/2020), which awarded the base natural gas volumes and approved natural gas prices at the PIST corresponding to the awarded volumes. Under this Resolution, the Company was awarded an annual natural gas supply of up to 7,628.5 Mm3 (20.9 Mm3/d, the total volume tendered in the auction, all corresponding to the Neuquina Basin, in line with a committed production curve of about 30 Mm3/d). From the total committed volume, about 56% will be used to cover the demand of power plants through CAMMESA and the remaining 44% will be used to supply distributors’ priority demand.
On March 4, 2021, AFIP General Resolution No. 4,939/2021 was published in the BO, establishing a procedure to register, apply for and assign tax credit certificates under the securities system established in Annex to Decree No. 892/2020 with the purpose of supporting the payment of the compensation to be borne by the Argentine Government as defined in the said Annex.
As of December 31, 2021, the Company received provisional compensations in a total amount of 9,889.
35.d.2) Incentive programs for the domestic supply of LPG
With the purpose of ensuring the supply of LPG to the domestic market at affordable prices ensuring LPG availability to lowest income users who have no access to the supply of natural gas through networks, the Argentine Government has implemented the following programs of relevance to the
Company:
Bottle-to Bottle Program
Concerning the bottled LPG segment, the LPG Law (see Note 35.c.4)) established the creation of a trust fund to finance the consumption of LPG in 10, 12, y 15-kg bottles for low income users having no access to natural gas distribution through networks, thereby granting the SE the power to establish benchmark prices.
In 2015, in the context mentioned above, the Bottle-to Bottle Program was created by Decree No. 470/2015, subsequenty regulated by the SE through Resolution No. 49/2015. The purpose fo this Program is to maintain price stability in the commercialization chain of butane and propane to be used in 10, 12 and 15 kg bottles and in certain supply areas. As provided for under Bottle-to Bottle Program regulations, at present the SE establishes, on an annual basis, the quotas of butane for the supply of the domestic market by producers, and the benchmark prices applicable on each ocassion to bottled LPG for residental use. Under the Bottle-to Bottle Program, producers would be paid a compensation, which was finally set at 0 from February 1, 2019 by SGE Resolution No. 15/2019.
Propane Network Agreement
In order to guarantee the stability of the conditions for the supply of undiluted propane through networks, on December 27, 2002, the MINEM entered into an agreement with LPG producers for the supply of propane for distribution networks of undiluted propane gas effective until April 30, 2003 and renewable for a maximum term of one year. Later, under Laws No. 26,019 of March 2, 2005 and Law No. 26,546 of November 12, 2009, the program was extended until April 30, 2023. The agreement guarantees the supply of a given volume of gas to distributors and sub-distributors of propane gas through networks at a given price, against payment of an economic compensation to LPG producers for their lower revenues. The 18th extension agreement of the Propane Network Agreement is currently in force.
35.d.3) Incentive Programs for the Production of Conventional Hydrocarbons
•
    Provincial Stimulus Program – Province of Mendoza
On December 4, 2020, by Law No. 9,279, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons” (“Program I”), which seeks to promote the development, reactivation and increase of hydrocarbon activity. Program I will reimburse its beneficiaries, by means of tax credit certificates, any expenditures which, up to the authorizations limit specified in the regulation, are made in projects for the deployment of new wells, and/or the reactivation of existing ones, which as of the date of the Law was published, were inactive. These tax credit certificates may be used to pay the turnover tax and royalties.
On July 7, 2021, by Law No. 9,330, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons II” (“Program II”) with the same purpose and modality as Program I, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2025, which may be extended for a term of

3
years.
On December 31, 2021, by Law No. 9,364, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons III” (“Program III”) with the same purpose and modality as Programs I and II, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2026, which may be extended for a term of
3
years.
•
Provincial Stimulus Program - Province of Neuquén
By Decree No. 913/2021, the Province of Neuquén ordered the creation of the “Provincial Hydrocarbon Reactivation Program” for the promotion of investment and the increase in conventional hydrocarbon production. The program contemplates a financial incentive for investments through the granting of tax benefits, by obtaining a non-transferrable tax credit certificate for up to 50% of the amount of the approved investment, which may be used until December 31, 2026 for the payment of the turnover tax, once the investments made have been certified.
•	Provincial Stimulus Program – Province of Río Negro
By Decree No. 513/2021, the Province of Río Negro partially regulated Law No. 5,490, which established the Regulatory Framework for the promotion of hydrocarbon production through the recovery of low-producing and inactive wells. Such Regulatory Framework has the following purposes: (a) increasing hydrocarbon reserves; (b) optimizing hydrocarbon production levels; (c) increasing employment; (d) increasing public revenues; (e) boosting investment, and (f) prioritizing the hiring of provincial labor, providers and services. Beneficiaries subject to the Regulatory Framework may have the following benefits, to be determined by the enforcement authority considering the proposed and approved recovery plan: (a) reduction of the royalty rate applicable to incremental production; (b) exemption from, or reduction of exploitation royalties; and (c) tax benefits in the turnover tax in relation to incremental production.

•	Provincial Stimulus Program – Province of Chubut
By Decree No. 278/2021, the Province of Chubut created the “Hydrocarbon Industry Program”, aimed to stimulate the increase in hydrocarbon production, maintaining reserves and preserving employment. The Program contemplates a reduction in royalty rates applicable to incremental production.
35.d.4) Investment Promotion Regime for the Exploitation of Hydrocarbons – Decree No. 929/2013
Decree No. 929/2013 provides for the creation of an Investment Promotion Regime for the Exploitation of Hydrocarbons (the “Promotional Regime”), both for conventional and unconventional hydrocarbon exploitation projects. Inclusion in this Regime may be applied for by holders of hydrocarbon exploration permits and/or exploitation concessions and/or any third parties associated to such holders jointly with them, which have filed an investment project in foreign currency of at least

US$
1,000

million, computed as of the date the project was filed, to be invested during the first 5 years of the project (this amount was modified by Law No. 27,007 and reduced to
US$
250
million).
The following are the main benefits for subjects subject to the Regime: i) they will be entitled, under the terms of Law No. 17,319, and from the fifth successive year counted since the start-up of their respective projects, to freely sell to foreign markets
20% of

their production of liquid and gaseous hydrocarbons produced under the said projects, with a 0%
export duty, should these be applicable; ii) they will be entitled to free availability of 100% of any foreign currency obtained from the export of the hydrocarbons mentioned in the preceding item, and iii) for periods where national production fails to meet domestic supply needs under the terms of section 6 of Law No. 17,319, subjects included in the Regime will be entitled to obtain, from fifth year following the approval and start-up of their respective projects—with respect to the percentage of liquid and gaseous hydrocarbons produced under such projects available for export as mentioned herein above—a price not lower that the reference export price, which will be determined without computing the incidence of export duties otherwise applicable.
35.e) Tax regulations
35.e.1) Income tax
Tax Reform Law No. 27,430, published in the BO on December 29, 2017, amended the Income Tax Law as follows:
- The general income tax rate was reduced from 35% for fiscal year 2017, to 30% for fiscal years 2018 and 2019, and to 25% from fiscal year 2020 onwards.
- Under the mentioned law, for income tax purposes, companies may choose to revalue their assets located in Argentina which generate taxable income. The special revaluation tax rate depends on the asset, being 8% for real estate not classified as inventories, 15% for real estate classified as inventories, 5% for shares, membership interests and equity interests owned by individuals, and 10% for other assets. Income generated by the revaluation is exempted under section 291 of the mentioned law and the additional tax generated by the revaluation is not deductible.
On March 28, 2019, the Company agreed to adhere to the tax revaluation regime established under Law No. 27,430 for the “Mines, Quarries, Forests and Similar Assets” category, establishing a special tax of 4,562. This will allow a higher deduction of the depreciation of income tax revalued assets, and therefore will affect the recording of the deferred income tax. See Note 17.
Law No. 27,468, published in the BO on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal years since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds
55%, 30% and 15%,
for the first, second and third year of application, respectively. From the fourth year, i.e., fiscal year beginning on January 1, 2021, the procedure will apply to the extent the CPI variation accumulated over 36 months prior to the applicable fiscal year end exceeds 100%. Considering that the CPI as of December 3, 2021, 2020 and 2019 exceeds the mentioned parameters, the Group applied the tax adjustment for inflation in its income tax estimate.
On December 23, 2019, Law No. 27,541 on Social Solidarity and Productive Reactivation was published in the BO, which introduced the following changes to the Income Tax Law:

- It suspended the income tax rate reduction from 30% to 25% until fiscal years beginning on January 1, 2021, included. Accordingly, although the gradual changes in the income tax rate were not applicable to the current tax calculation, the main accounting impact of the new regulations occurred in the calculation of deferred assets and tax liabilities. See Note 17.
- It modified the dividend withholding rate from 13% to 7% until fiscal years beginning on January 1, 2021 included.
- 1/6 of the positive or negative adjustment for inflation provided for under Title VI of the Income Tax Law, for the first and second fiscal years beginning in January 2019, was recorded in such fiscal year, and the remaining 5/6 in equal parts over the immediately following five fiscal years.
On June 16, 2021 Law No. 27,630 was published in the BO, introducing the following amendments to the Income Tax Law:
- The income tax rate for companies and permanent establishments, applicable to fiscal years beginning on or after January 1, 2021, was modified. To such end, it introduced a scale of rates ranging from 25% and 35% to be applied according to the taxpayer’s accumulated taxable net profit, and such amounts will be adjusted annually according to the CPI.
- The distribution of dividends and profits to individuals, undivided estates and foreign beneficiaries is subject to a 7% rate.
35.e.2) Personal assets tax – Substitute taxpayer
Individuals and foreign entities, and undivided estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to a personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax as substitutes for the respective shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the last financial statements as of December 31 of each year. Under the Personal Assets Tax Law, the Group is entitled to seek reimbursement of the tax paid by the shareholders subject to such tax, using the reimbursement method the Group considers appropriate.
35.e.3) Fuels tax
Following the introduction of market prices for petroleum products related to the deregulation of the hydrocarbon sector, Law No. 23,966 established a tax on liquid fuel transfers, which levied certain types of fuels, replacing the former regime based o regulated prices. Since August 2003, the calculation method originally consisting of a fixed value per liter according to the respective type of fuel was replaced by a rate on the average sales price.
Later, under Law No. 27,430 published in the BO in December 2017, the new mechanism was modified reestablishing the fixed amounts per liter, which are adjusted quarterly based on variations in the CPI provided by the INDEC.
35.e.4) Regime for the regularization of taxes
On August 26, 2020, Law No. 27,562 (the “Law on Social Solidarity and Production Reactivation within the Public Emergency Framework”) was published in the BO, which declared the extension of the regularization of tax, social security and customs obligations originally established for micro, small and medium-sized enterprises (MSMEs) under Law No. 27,541. In the case of legal entities owning financial assets abroad, they should previoulsy comply with the requirement to repatriate al teast
30%
of those assets within 60 days from the date they adhered to the regime (including shareholders holding al least 30% of the capital stock).
The regime allowed to include obligations past due as of July 31, 2020 and established a cash discount or plans from
 48 to 120 instalments, depending on the type of debt and taxpayer, subject to a 2%
fixed monthly interest rate in the first 6 instalments and Dablar rate in pesos at private banks from the seventh instalment.
Adherence to the plan, which originally expired on October 31, 2020, was successively extended until December 15, 2020 by Decree No. 966/2020.
On November 11, 2021, Law No. 27,653 (the “Tax Relief Law to Strengthen the Recovery of Economic and Social Activities Affected by the COVID-19 Pandemic”) was published in the BO, which (i) it extended the moratorium granted under Law No. 27,541 as amended by Law No. 27,562, extending its deadlines and further covering obligations past due as of August, 31, 2021, included; (ii) with exclusive effect for the regularization of outstanding amounts detected by AFIP’s audit activity, interest in excess of 40% of the principal oustanding amount were written off and payment in plans of up to 72 instalments was authorized, and (iii) removed the restrictions on dividend distribution prior to August 26, 2022, unless the Company shall have pre-cancelled such tax debt, established under Law No. 27,541.
In addition, General Resolution No. 5,157/2022, published in the BO on February 25, 2022, established that term for adherence to the regularization regime mentioned above was until March 31, 2022, included.
35.f) Customs regulations
35.f.1) Export duties
Hydrocarbons
Since September 2018, hydrocarbon export duties which had previously been effective since 2000 and were suspended in January 2017, were restablished. Mechanisms varied from setting a fixed amount to establishing rates on the taxable value or FOB value.
On May 19, 2020, Decree No. 488/2020 was published in the BO effective until December 31, 2021, establishing a floating rate for hydrocarbon export duties ranging from
0% (where the Brent price is equal to or below 45 US$/ bbl) to 8% (where the Bret price is equal to or above 60
US$/ bbl). It was efefctive until December 2021.
On December 31, 2020, Decree No. 1,060/2020 was published in the BO effective until December 31, 2022, establishing a 4.5%
export duty rate on goods included in Chapter 29 of the MERCOSUR Common Nomenclature (“NCM”), in which ethanol and methanol, among others, are included.
Agricultural products
On March 4, 2020, Decree No. 230/2020 was published in the BO, which increased the export tax on soybean and soybean products to 33%
(maximum tax rate allowed under Law No. 27,541), among other changes. Export taxes on wheat, corn and sorghum remained at
 12%
.
Despite certain rate reductions in fiscal year 2020, export duties on soybean and soybean products, such as soybean oil and flour, are fixed at 33% and 31%,
respectively, from January 2021.
Import licenses
On July 5, 2017, the Ministry of Productive Development published Resolution No. E 523/2017, establishing an automatic and non-automatic import licensing regime for goods classified under all NCM tariff headings and intended for definitive entry for consumption. Besides, it determined that NCM tariff headings listed in Annexes II to XIV of the said resolution are subject to non-automatic import licensing.
On March 10, 2021, by Resolution No. 5/2021 issued by the Undersecretariat of Trade Policy and Management, Annex XII was amended, whereby several goods, including diesel, are now subject to the automatic import licensing system.
35.g) BCRA Regulations
The regulations issued by the BCRA that are most relevant to the Group are described below:
Communication “A” 7,030
On May 28, 2020, the BCRA established that for a financial institution to give a client access to the Sole and Free Exchange Market (“MULC”) for the payment of imports of goods and services, payments of principal and interest of offshore debts, and payment of dividends and profits, among other things, BCRA’s prior approval is required, or else a sworn statement must be received from the client, which the financial entities shall check for consistency with the data existing in the online system established by the BCRA, with respect to the fulfillment of the following requirements:

-	The client’s total holdings in foreign currency are deposited in a local bank account and it does not have available foreign liquid assets; and

-
The client agrees to settle through the official market, within 5 business days after they are made available, any proceeds received from abroad from the collection of loans granted to third parties, collection of a time deposit, and collection of the sales price of any other asset, provided such asset shall have been acquired, or the deposit made, or the loan granted after May 28, 2020.

In addition, it establishes that the BCRA’s prior approval is required to access the MULC for the following purposes (a) making advance payments of imports of goods or the repayment of principal of debts for the import of goods, and (b) repayment of principal of offshore debts where the creditor is a related party of the debtor. Originally, this requirement expired on June 30, 2020, but it was repeatedly deferred and Communication “A” 7,151, dated May 29, 2020, extended the term until and including December 31, 2020.
Communication “A” 7,106
On September 15, 2020, the BCRA established that private sector companies with scheduled principal maturities between October 15, 2020 and March 31, 2021 pursuant to debts with an offshore creditor, other than a related party, may access the MULC if they file with the BCRA a refinancing plan that meets the following criteria: (i) the net amount for which the exchange market will be accessed in the original terms will not exceed
 40% of the principal amount becoming due, and (ii) the remaining principal must be refinanced with a new offshore debt with an average life of at least 2 years. The foregoing shall not apply to debts with international organizations or associated agencies thereof or secured by them, nor to loans granted to the debtor by official credit agencies or secured by them; or when the amount for which access to the foreign exchange market is requested for repayment of principal under such debt does not exceed the amount of US$ 1 million per calendar month. See Note
4.
Communication “A” 7,133
On October 9, 2020, the BCRA established that a debtor may access the MULC to repay principal above the

40
%
threshold set out under Communication “A” 7,106, to the extent such debtor settles currency in the MULC as from October 9, 2020 in an amount equal to or higher than the excess over such 40% on account of (a) offshore debts, (b) issuance of debt securities publicly registered abroad or, (c) issuances of debt securities publicly registered in Argentina denominated in foreign currency, that meet the conditions set forth in the exchange regulation applicable to these issuances.
As regards debt securities publicly registered in Argentina or abroad, issued as from October 9, 2020 with an average life of at least 2 years and the delivery of which to the creditors has allowed meeting the parameters provided for in the refinancing plan required under the aforementioned regulation, the requirement to settle in foreign currency in order to access the exchange market for the repayment of their principal and interest shall be deemed met.
Communication “A” 7,196
On January 6, 2021, the BCRA authorized the application of foreign currency proceeds from exports of goods and services to the repayment of principal and interest of publicly registered debt securities issuances as of January 7, 2021, to the extent that:

-	Such issuance is made under (a) an exchange of debt securities, or (b) the refinancing of foreign financial debt whose final maturity is scheduled between March 31, 2021 and December 31, 2022;

-	Considering the transaction as a whole, the average life of the new debt is at least 18 longer than the maturities being refinanced.
It also established that proceeds from debtor’s exports of goods and services may be deposited in foreign and/or Argentine accounts in order to guarantee the payment of maturities of the new foreign debts provided for in item 1 of Communication “A” 7,123 and that shall have entered the exchange market and been settled through it as from January 7, 2021. This option will be available until the amount in the account reaches

125
%
of the principal and interest payable in the current month and the following 6 calendar months, according to the schedule of maturities agreed with the creditors. Funds in excess of such amount must be entered into and settled through the foreign exchange market subject to the terms set forth in general regulations on this matter.
Additionally, residents may access the local foreign exchange market -under certain terms- for the posting of guarantees related to debts incurred as of January 7, 2021 that are included in item 1 of Communication “A” 7,123, or to local trusts created to guarantee the payment of principal and interest of such debts, for the acquisition of foreign currency applied to the constitution of guarantees in foreign currency accounts related to the amounts due in the debt contracts.
In addition, the issuance of debt securities denominated in foreign currency issued as of January 7, 2021, to refinance pre-existing debts shall be considered, for purposes of accessing the exchange market for payments of principal and interest on such securities, to have complied with the requirement of settlement in foreign currency for an amount equal to: a) the refinanced principal amount, b) the interest accrued until the refinancing date and, c) to the extent the new debt securities do not schedule principal maturities before 2023, an amount equivalent to the interest that would accrue until December 31,
2022.
Communication “A” 7,230
On February 25, 2021, the BCRA extended the term of application of the provisions provided by Communication “A” 7,106 to a new period, between April 1, 2021 and December 31, 2021, and established new deadlines for submitting refinancing plans. Some exceptions were added to debt reached by this requirement when it relates to capital maturities of less than US$

2

million per month, or debts incurred as of January 1, 2020 (a) whose funds have been entered and settled; or (b) that constitute refinancing after said date, to the extent that the refinancing has allowed reaching the parameters required under the refinancing plan and (c) the remaining portion of maturities of operations that were completed to comply with the refinancing plan, complying with its conditions.
Communication “A” 7,416
On December 9, 2021, the BCRA, among other things, extended the validity of Communication “A” 7,106. Thus, private sector companies with repayments of principal maturing between January 1, 2022 and June 30, 2022 corresponding to financial debts with foreign creditors, other than related parties, may access the MULC only if they file with the BCRA a refinancing plan that meets the following criteria: (a) the net amount for which the exchange market will be accessed in the original terms shall not exceed
 40%
of the principal amount falling due, and (b) the remaining principal amount must be refinanced with a new foreign debt with an average life of al least
 2
years. The foregoing shall not apply to debts to international organizations or their associated agencies, or secured by them, to loans granted to the debtor by government credit agencies, or secured by them, to debts originated on or after January 1, 2020 whose proceeds have been deposited and settled in the foreign exchange market; to indebtedness that constitute refinancing of principal maturing after January 1, 2020, or the remaining portion of matured principal already refinanced (to the extent that the refinancing requirements are meet as described in paragraph 3.17.3), or the amount that would be settled in the foreign exchange market to repay principal of such financial debts where not in excess of US$
 2
million per calendar month. See Note 4.
35.h) CNV Regulatory Framework
General Resolution No. 873
On November 27, 2020, General Resolution No. 873/2020 was published in the BO, simplifying the filing of financial information. The main simplifications for entities filing financial information based on the IFRS are mentioned below:

-	For information to be filed on a quarterly basis:
i) the filing of financial statements of companies over which the issuer exercises control, joint control or significant influence may be replaced with the disclosure in a Notes to the financial statements of the issuer of such entities’ information, in compliance with the applicable rules and regulations in force for each case. If this option is exercised, the issuer will make available such financial statements, if so requested by the public.
ii) consolidated and separate (individual) financial statements for interim periods may be filed as condensed statements, as provided for in IAS 34.

-	Section 12 of Chapter II, Title IV of the Rules (N.T. 2013 as amended) was repealed.

-	Information required in Exhibits may be disclosed in Notes.
Pursuant to section 1, Chapter III, Title IV of such Resolution, a description of the Notes to the consolidated financial statements containing information required under the Resolution in the form of exhibits follows.

Exhibit A – Fixed Assets	Note 8 Property, plant and equipment
Exhibit B – Intangible assets	Note 7 Intangible assets
Exhibit C – Investments in companies	Note 10 Investments in associates and joint ventures
Exhibit D – Other investments	Note 6 Financial instruments by category Note 14 Investments in financial assets
Exhibit E – Provisions	Note 13 Trade receivables Note 12 Other receivables Note 10 Investments in associates and joint ventures Note 8 Property, plant and equipment Note 7 Intangible assets Note 16 Provisions
Exhibit F – Cost of goods sold and services rendered	Note 25 Costs
Exhibit G – Assets and liabilities in foreign currency	Note 38 Assets and liabilities in currencies other than the Peso

General	Resolution No. 622
On March 18, 2015, the Company was registered with the CNV under the category “Settlement and Clearing Agent and Trading Agent—Own account”, record No. 549. Considering the Company’s business, and the CNV rules and its Interpretative Criterion No. 55, the Company will not, under any circumstance, offer brokerage services to third parties for transactions in markets under the jurisdiction of the CNV, and it will also not open operating accounts to third parties to issue orders and trade in markets under the jurisdiction of the CNV.
Moreover, in accordance with the amendment to the CNV rules provided for by General Resolution No. 731/2018, the Company is subject to the provisions of Section 5 c of Title VII, Chapter II, of the CNV rules, “Settlement and Clearing Agent—Direct Participant”. In this respect, as set forth in Section 13, Title VII, Chapter II, of the CNV rules, as of December 31, 2021, the equity of the Company exceeds the minimum equity required by such Rules, which amounts to 46. Additionally, the balancing entry requirement established in Section 15 does not apply to the Company, as established in Section 5 c of the aforementioned regulations.
General Resolution No. 629
Due to General Resolution No. 629, the Company informs that supporting documentation of YPF’s operations, which is not in YPF’s headquarters, is stored in the following companies:

-	AdeA S.A. located in Barn 3 – Route 36, Km. 31.5 – Florencio Varela – Province of Buenos Aires.
-	File S.R.L., located in Panamericana and R.S. Peña – Blanco Encalada – Luján de Cuyo – Province of Mendoza.
-	Custodia Archivos del Comahue S.A. – Parque Industrial Este, Block N Plot 2 – Capital of Neuquén, Province of Neuquen.
Additionally, it is placed on record that the detail of the documentation given in custody is available at the registered office, as well as the documents mentioned in section 5, subsection a.3, Section I, Chapter V, Title II of the CNV rules.